Offsets	Jul. 31, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Registrant or Filer Name	GSR III Acquisition Corp.
Form or Filing Type	S-1
File Number	333-280842
Initial Filing Date	Jul. 16, 2024
Filing Date	Nov. 07, 2024
Fee Offset Claimed	$ 4,849.71
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 3,285,714.00
Fee Paid with Fee Offset Source	$ 4,849.71
Termination / Withdrawal Statement	The co-registrant, GSR III, paid a registration fee of $4,849.71 in connection with the registration of 3,285,714 Ordinary Shares registered under the Registration Statement on Form S-1, filed on November 7, 2024 (File No. 333-280842) (as amended, the “Form S-1”). The offering under the Form S-1 has terminated. The 3,285,714 Ordinary Shares registered under the Form S-1 that remain unsold are being registered under this registration statement. In accordance with Rule 457(p) under the Securities Act, the total amount of the registration fee due upon the filing of this registration statement was offset by $4,849.71.
Offset: 2
Offset Payment:
Offset Claimed	true
Registrant or Filer Name	GSR III Acquisition Corp.
Form or Filing Type	S-1
File Number	333-280842
Initial Filing Date	Jul. 16, 2024
Filing Date	Nov. 07, 2024
Fee Offset Claimed	$ 29,280.15
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 17,250,000.00
Fee Paid with Fee Offset Source	$ 29,280.15
Termination / Withdrawal Statement	The co-registrant, GSR III, paid a registration fee of $29,280.15 in connection with the registration of 17,250,000 Ordinary Shares registered under the Form S-1. The offering under the Form S-1 has terminated. The 17,250,000 Ordinary Shares registered under the Form S-1 that remain unsold are being registered under this registration statement. In accordance with Rule 457(p) under the Securities Act, the total amount of the registration fee due upon the filing of this registration statement was offset by $29,280.15.